Portfolio of Investments (unaudited)

As of July 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (96.2%)
COMMON STOCKS(94.8%)
BRAZIL (2.9%)
Industrials (1.7%)
CCR SA	4,000,000	$11,471,183
Rumo SA(a)	1,092,300	4,652,674
		16,123,857
Materials (1.0%)
Vale SA, ADR(a)	834,500	9,713,580
Utilities (0.2%)
CPFL Energia SA	320,000	1,926,177
Total Brazil		27,763,614
CANADA (2.6%)
Energy (1.2%)
Enbridge, Inc.(b)	350,300	11,209,600
Materials (1.4%)
Barrick Gold Corp.(b)	469,431	13,571,250
Total Canada		24,780,850
CHINA (1.1%)
Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	1,018,000	10,741,143
FINLAND (1.0%)
Information Technology (1.0%)
Nokia OYJ	1,968,600	9,449,520
FRANCE (5.2%)
Energy (0.7%)
TOTAL SA, ADR(b)	175,000	6,590,500
Financials (1.3%)
AXA SA	624,000	12,519,742
Industrials (2.2%)
Alstom SA(a)	220,919	12,310,296
Bouygues SA(a)	252,000	8,902,297
		21,212,593
Utilities (1.0%)
Veolia Environnement SA	437,000	10,010,616
Total France		50,333,451

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

GERMANY (4.9%)
Financials (1.4%)
Deutsche Boerse AG	72,900	$13,263,704
Health Care (0.9%)
Bayer AG	131,700	8,749,292
Information Technology (1.1%)
Infineon Technologies AG	398,400	10,157,357
Utilities (1.5%)
RWE AG	388,500	14,644,262
Total Germany		46,814,615
HONG KONG (1.2%)
Financials (1.2%)
Hong Kong Exchanges & Clearing Ltd.	245,100	11,669,980
JAPAN (3.3%)
Financials (0.7%)
Mitsubishi UFJ Financial Group, Inc.	1,722,400	6,454,380
Health Care (1.0%)
Shionogi & Co. Ltd.	170,300	10,131,304
Real Estate (1.6%)
GLP J-REIT	9,000	15,011,363
Total Japan		31,597,047
LUXEMBOURG (0.9%)
Materials (0.9%)
ArcelorMittal SA(a)(b)	773,700	8,487,489
NETHERLANDS (3.4%)
Consumer Staples (2.4%)
Heineken NV	131,900	12,777,768
Unilever NV	170,600	10,080,802
		22,858,570
Information Technology (1.0%)
ASML Holding NV	27,900	9,919,500
Total Netherlands		32,778,070
NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	623,100	9,632,367
SINGAPORE (0.9%)
Financials (0.9%)
Oversea-Chinese Banking Corp. Ltd.	1,398,500	8,759,865

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

SOUTH KOREA(1.5%)
Materials (1.5%)
LG Chem Ltd.	29,400	$14,077,885
SPAIN (2.4%)
Communication Services (1.4%)
Cellnex Telecom SA(c)	211,600	13,316,919
Industrials (1.0%)
Ferrovial SA	391,106	9,577,006
Total Spain		22,893,925
SWEDEN (0.9%)
Consumer Staples (0.9%)
Essity AB, Class B(a)	272,200	8,981,076
SWITZERLAND (5.2%)
Consumer Staples (1.4%)
Nestle SA	114,500	13,616,535
Financials (1.3%)
Zurich Insurance Group AG	32,900	12,166,510
Health Care (2.5%)
Novartis AG	135,700	11,177,232
Roche Holding AG	38,000	13,161,547
		24,338,779
Total Switzerland		50,121,824
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,100	12,866,959
UNITED KINGDOM (5.9%)
Communication Services (1.6%)
Cineworld Group PLC	3,865,000	1,943,029
Vodafone Group PLC, ADR	877,600	13,339,520
		15,282,549
Energy (0.6%)
BP PLC, ADR(b)	274,100	6,041,164
Financials (0.8%)
Standard Chartered PLC	1,459,800	7,298,807
Health Care (1.2%)
AstraZeneca PLC, ADR	215,400	12,015,012
Industrials (0.5%)
Melrose Industries PLC	4,247,886	4,690,595

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Information Technology (1.2%)
Avast PLC(c)	1,565,500	$11,737,678
Total United Kingdom		57,065,805
UNITED STATES (49.2%)
Communication Services (2.7%)
Activision Blizzard, Inc.	159,300	13,162,959
Alphabet, Inc., Class C(a)(b)	8,600	12,753,456
		25,916,415
Consumer Discretionary (8.4%)
Aptiv PLC(b)	133,400	10,371,850
Dollar General Corp.(b)	73,400	13,975,360
Las Vegas Sands Corp.	167,600	7,314,064
Lowe's Cos., Inc.(b)	106,200	15,814,242
Target Corp.(b)	91,300	11,492,844
TJX Cos., Inc. (The)(b)	182,400	9,482,976
Whirlpool Corp.(b)	74,800	12,201,376
		80,652,712
Consumer Staples (2.1%)
Kraft Heinz Co. (The)(b)	237,500	8,165,250
Mondelez International, Inc., Class A(b)	227,500	12,623,975
		20,789,225
Energy (2.7%)
EOG Resources, Inc.(b)	192,600	9,023,310
Williams Cos., Inc. (The)	868,500	16,614,405
		25,637,715
Financials (5.4%)
Bank of America Corp.(b)	364,100	9,058,808
Blackstone Group, Inc. (The), Class A	131,400	7,000,992
Charles Schwab Corp. (The)	226,900	7,521,735
Citigroup, Inc.(b)	169,800	8,491,698
Goldman Sachs Group, Inc. (The)	47,000	9,304,120
Huntington Bancshares, Inc.(b)	705,500	6,539,985
OneMain Holdings, Inc.	132,359	3,771,853
		51,689,191
Health Care (5.8%)
AbbVie, Inc.	149,404	14,179,934
Bristol-Myers Squibb Co.(b)	198,000	11,614,680
Eli Lilly & Co.	54,200	8,145,718
Medtronic PLC(b)	118,900	11,471,472
UnitedHealth Group, Inc.(b)	35,800	10,839,524
		56,251,328
Industrials (4.2%)
Delta Air Lines, Inc.(b)	197,400	4,929,078
FedEx Corp.(b)	92,200	15,526,480
Lockheed Martin Corp.	26,700	10,118,499
Norfolk Southern Corp.(b)	51,700	9,937,257
		40,511,314

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Information Technology (10.7%)
Apple, Inc.(b)	70,400	$29,922,816
Broadcom, Inc.(b)	41,500	13,145,125
Cisco Systems, Inc.(b)	245,300	11,553,630
Intel Corp.(b)	197,400	9,421,902
Microsoft Corp.(b)	97,600	20,008,976
NortonLifeLock, Inc.	437,075	9,375,259
TE Connectivity Ltd.(b)	106,600	9,494,862
		102,922,570
Real Estate (3.4%)
American Tower Corp., REIT(b)	51,200	13,383,168
Digital Realty Trust, Inc.(b)	74,700	11,992,338
GEO Group, Inc. (The), REIT(b)	708,000	7,526,040
		32,901,546
Utilities (3.8%)
Clearway Energy, Inc., Class C(b)	300,000	7,362,000
CMS Energy Corp.(b)	146,500	9,402,370
FirstEnergy Corp.(b)	264,700	7,676,300
NextEra Energy, Inc.(b)	44,000	12,350,800
		36,791,470
Total United States		474,063,486
Total Common Stocks		912,878,971
PREFERRED STOCKS (1.4%)
SOUTH KOREA (1.4%)
Information Technology (1.4%)
Samsung Electronics Co. Ltd.	320,300	13,378,225
Total Preferred Stocks		13,378,225
Total Long-Term Investments—96.2% (cost $797,414,519)		926,257,196
SHORT-TERM INVESTMENT (2.7%)
UNITED STATES—2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	25,415,181	25,415,181
Total Short-Term Investment — 2.7% (cost $25,415,181)		25,415,181
Total Investments—98.9% (cost $822,829,700) (e)		951,672,377
Other Assets in Excess of Liabilities—1.1%		11,040,659
Net Assets—100.0%		$962,713,036

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2020

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/07/2020	Royal Bank of Canada	USD	27,547,873	EUR	24,500,000	$28,899,170	$(1,351,297)

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Total Dynamic Dividend Fund